Short-term Borrowings and Long-term Debt - Summary of Long-term Debt (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2014
Unsecured bonds due in September 2013 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	1.73%
Unsecured bonds, due date	2013-09
Unsecured bonds due in September 2017 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	0.46%
Unsecured bonds, due date	2017-09
Unsecured bonds due in September 2018 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	0.53%
Unsecured bonds, due date	2018-09
Unsecured bonds due in September 2019 [Member]
Debt Disclosure [Line Items]
Unsecured bonds, interest rates	0.66%
Unsecured bonds, due date	2019-09